Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(1)(2)	Compensation Actually Paid to Second PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on TSR		Net Income (Loss) (in thousands)
2023	—	$1,005,711	—	$1,005,711	$594,050	$558,950		$(2,715)		$(45,786)
2022	$2,672,078	$931,841	$711,850	$931,841	$419,418	$191,506		$(450)		$(424,780)
2021	$1,832,670	—	$492,805	—	$572,976	$250,055	$	N/A	$	(N/A)

(1)
The first PEO and the second PEO in the table represent Warren Hosseinion and Tom Vo, respectively. The non-PEO NEOs reflected in the table for each of 2023, 2022 and 2021 are as follows:

2023:   Warren Husseinion and Jon Bates
2022:   Jon Bates and Michael Bowen.
2021:   Michael Bowen and Elisa Luqman.
(2)
The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and non-PEO NEOs in 2023. Because the company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023	2022
FIRST PEO SUMMARY COMPENSATION TABLE TOTAL	$1,005,711	$2,672,078
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	$—	1,960,228
Fair value at year end of equity awards granted during the year	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—
Equity awards granted in prior years that were forfeited during the year	—	—
Tax Gross up(a)	$—	—
COMPENSATION ACTUALLY PAID TOTAL	$1,005,711	$711,850

(a)
Tax gross-up payment to Mr. Hosseinion for effect of stock option grants pursuant to the AHA AHP Mergers in light of his contributions and this tax being applicable due to Mr. Hosseinion receiving reduced amounts of compensation for his service prior to entering into the AHA and AHP Merger Agreement.

	2023	2022
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTAL	$594,050	$419,418
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	$35,100	$227,912
Fair value at year end of equity awards granted during the year
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Total Equity Award Related Adjustments	$—	$227,912
COMPENSATION ACTUALLY PAID TOTAL	$558,950	$191,506

Named Executive Officers, Footnote
(1)
The first PEO and the second PEO in the table represent Warren Hosseinion and Tom Vo, respectively. The non-PEO NEOs reflected in the table for each of 2023, 2022 and 2021 are as follows:

2023:   Warren Husseinion and Jon Bates
2022:   Jon Bates and Michael Bowen.
2021:   Michael Bowen and Elisa Luqman.

Adjustment To PEO Compensation, Footnote
	2023	2022
FIRST PEO SUMMARY COMPENSATION TABLE TOTAL	$1,005,711	$2,672,078
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	$—	1,960,228
Fair value at year end of equity awards granted during the year	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—
Equity awards granted in prior years that were forfeited during the year	—	—
Tax Gross up(a)	$—	—
COMPENSATION ACTUALLY PAID TOTAL	$1,005,711	$711,850

(a)
Tax gross-up payment to Mr. Hosseinion for effect of stock option grants pursuant to the AHA AHP Mergers in light of his contributions and this tax being applicable due to Mr. Hosseinion receiving reduced amounts of compensation for his service prior to entering into the AHA and AHP Merger Agreement.

Non-PEO NEO Average Total Compensation Amount	$ 594,050	$ 419,418	$ 572,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 558,950	191,506	250,055
Adjustment to Non-PEO NEO Compensation Footnote
	2023	2022
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTAL	$594,050	$419,418
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	$35,100	$227,912
Fair value at year end of equity awards granted during the year
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Total Equity Award Related Adjustments	$—	$227,912
COMPENSATION ACTUALLY PAID TOTAL	$558,950	$191,506

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (2,715)	(450)
Net Income (Loss)	$ (45,786,000)	(424,780,000)
PEO Name	Tom Vo
Warren Hosseinion [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,672,078	1,832,670
PEO Actually Paid Compensation Amount		711,850	492,805
Tom Vo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,005,711	931,841
PEO Actually Paid Compensation Amount	1,005,711	931,841
PEO | Warren Hosseinion [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,960,228)
PEO | Warren Hosseinion [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Warren Hosseinion [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Warren Hosseinion [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Warren Hosseinion [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Warren Hosseinion [Member] | Equity Awards Adjustments Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Warren Hosseinion [Member] | Equity Award Adjustments For Tax Gross-Up Payment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Tom Vo [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Tom Vo [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Tom Vo [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Tom Vo [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Tom Vo [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Tom Vo [Member] | Equity Awards Adjustments Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Tom Vo [Member] | Equity Award Adjustments For Tax Gross-Up Payment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(227,912)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,100)	(227,912)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount